CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (2,924)	(18,219)	67,102	161,373
Adjustment to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property and equipment	3,745	23,328	16,560	13,729
Depreciation of leased automobiles held for sale	2,873	17,900	2,251
Deferred tax benefits	(2,189)	(13,629)	(5,679)	(4,456)
Amortization of land use rights	91	565	255	183
Amortization of intangible assets	411	2,559	1,547
Gain on disposal of property and equipment	(110)	(683)	(1,410)	(1,472)
Loss from impairment of intangible assets	4,246	26,450
Exchange loss	8	47	391	4,858
Changes in operating assets and liabilities:
Accounts receivable	1,214	7,562	18,900	(26,724)
Inventories	13,408	83,534	(169,467)	14,119
Leased automobiles held for sale	(12,320)	(76,755)	(150,000)
Advances to suppliers	(15,430)	(96,131)	211,837	(143,634)
Prepaid expenses and other current assets	1,402	8,734	59,289	(2,314)
Accounts payable	(981)	(6,110)	7,067	(6,104)
Bills payable	(330)	(2,058)	75,767	280,516
Advances from customers	318	1,984	(45,617)	64,831
Deposits from third parties			(85,856)	(76,258)
Accrued expenses and other current liabilities	18,472	115,085	(4,407)	104,273
Unrecognized tax benefits				(44,562)
Taxes payable	3,340	20,807	(107,803)	92,770
Amounts due to related parties				(1,229)
Net cash provided by (used in) operating activities	15,244	94,970	(109,273)	429,899
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(26,817)	(167,070)	(85,770)	(12,531)
Prepayments for construction			(131,250)
Disposal of property and equipment	1,451	9,033	3,936	4,932
Acquisition of subsidiaries, net of cash acquired			(108,224)
Loans to third parties			(15,000)	(24,377)
Repayments of loans provided to third parties	3,595	22,400		21,480
Deposits to third parties	(803)	(5,000)	(26,117)	(27,100)
Repayments of deposits to third parties	4,963	30,917	21,100
Deposit for a business acquisition			(173,000)
Repayment of deposit for a business acquisition	27,768	173,000
Amounts due from related parties	2,733	17,027	(36,157)	227,913
Amounts due to related parties	(1,605)	(10,000)	(3,553)	13,553
Net cash provided by (used in) investing activities	11,285	70,307	(554,035)	203,870
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loans	159,118	991,319	823,222	781,380
Repayments of short-term loans	(160,018)	(996,928)	(782,556)	(865,787)
Deposits for short-term loans				(3,500)
Proceeds from issuance of ordinary shares				122,225
Proceeds from initial public offering				322,097
Payment of deferred initial public offering costs			(11,488)	(17,087)
Restricted cash	(338)	(2,105)	(5,936)	(242,107)
Net cash provided by financing activities	(1,238)	(7,714)	23,242	97,221
Effect of foreign exchange rate changes, net	(8)	(47)	(391)	(1,222)
Net increase (decrease) in cash and cash equivalents	25,283	157,516	(640,457)	729,768
Cash and cash equivalents, beginning of year	25,905	161,393	801,850	72,082
Cash and cash equivalents, end of year	51,188	318,909	161,393	801,850
Supplementary disclosure of cash flow information:
Interest expenses paid	10,213	63,634	39,627	28,986
Income tax paid	$ 924	5,757	149,561	19,210